Financial instruments and financial risk management - Fair value (Details) - EUR (€) € in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	€ 214.7	€ 309.3	€ 357.6
Liabilities measured at fair value	4,667.0	4,478.7	4,782.1
Financial assets (liabilities) at fair value	4,881.7	4,788.0	5,139.7
At fair value
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	214.7	309.3	357.6
Liabilities measured at fair value	606.0	4.3	667.0
Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets (liabilities) at fair value	4,881.7	4,788.0	5,139.7
Level 2 | At fair value
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	214.7	309.3	357.6
Liabilities measured at fair value	606.0	4.3	667.0
Foreign currency forward contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	599.0	0.5	51.1
Foreign currency forward contracts [Member] | At fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	599.0	0.5	51.1
Foreign currency forward contracts [Member] | Level 2 | At fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	599.0	0.5	51.1
Commodity forward contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value			599.7
Commodity forward contracts [Member] | At fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value			599.7
Commodity forward contracts [Member] | Level 2 | At fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value			599.7
Interest rate swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	7.0	3.8	16.2
Interest rate swaps [Member] | At fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	7.0	3.8	16.2
Interest rate swaps [Member] | Level 2 | At fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	7.0	3.8	16.2
Long term debt
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	4,061.0	4,474.4	4,115.1
Long term debt | Not at fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	4,061.0	4,474.4	4,115.1
Long term debt | Level 2 | Not at fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	4,061.0	4,474.4	4,115.1
Foreign currency forward contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	4.6	239.4	346.4
Foreign currency forward contracts [Member] | At fair value
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	4.6	239.3	346.4
Foreign currency forward contracts [Member] | Level 2 | At fair value
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	4.6	239.3	346.4
Commodity forward contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	209.8	58.2	3.2
Commodity forward contracts [Member] | At fair value
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	209.8	58.2	3.2
Commodity forward contracts [Member] | Level 2 | At fair value
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	209.8	58.2	3.2
Interest rate swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	0.3	11.7	8.0
Interest rate swaps [Member] | At fair value
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	0.3	11.8	8.0
Interest rate swaps [Member] | Level 2 | At fair value
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	€ 0.3	€ 11.8	€ 8.0